Related Party Transactions (Details) - Schedule of key management compensation - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Key Management Compensation [Abstract]
Salaries and other short-term employee benefits	$ 1,218,826	$ 769,956	$ 716,665
Post-employment benefits	$ 815	$ 14,814	$ 14,620
Share option expenses (in Shares)		62,974	18,292
Key management compensation, Total	$ 1,219,641	$ 847,744	$ 749,577